Shipping and Handling Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Component of Operating Other Cost and Expense [Line Items]
Shipping and handling costs included in selling, general and administrative expenses	¥ 180,554	¥ 160,843	¥ 155,276